Schedule of Investments ─ IQ Hedge Event-Driven Tracker ETF

July 31, 2022 (unaudited)

	Shares	Value
Investment Companies — 99.9%

Bank Loan Funds — 23.6%
Invesco Senior Loan ETF	30,471	$638,977
SPDR Blackstone Senior Loan ETF	32,350	1,375,522

Total Bank Loan Funds		2,014,499

Convertible Bond Funds — 18.3%
iShares Convertible Bond ETF	7,440	539,400
SPDR Bloomberg Convertible Securities ETF	14,983	1,018,395

Total Convertible Bond Funds		1,557,795

Investment Grade Corporate Bond Funds — 46.7%
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	26,781	1,373,062
Vanguard Short-Term Corporate Bond ETF	33,774	2,613,770

Total Investment Grade Corporate Bond Funds		3,986,832

U.S. Preferred Fund — 3.1%
iShares Preferred & Income Securities ETF(a)	7,481	260,114

U.S. Small Cap Growth Funds — 8.2%
iShares Russell 2000 Growth ETF	1,200	275,532
SPDR S&P 600 Small Cap Growth ETF	792	62,354
Vanguard Small-Cap Growth ETF	1,649	362,945

Total U.S. Small Cap Growth Funds		700,831

U.S. Ultra Short Term Bond Funds — 0.0%(b)
Goldman Sachs Access Treasury 0-1 Year ETF	4	399
Invesco Treasury Collateral ETF	4	422
IQ Ultra Short Duration ETF†	68	3,230
iShares Short Treasury Bond ETF	5	551
SPDR Bloomberg 1-3 Month T-Bill ETF	2	183

Total U.S. Ultra Short Term Bond Funds		4,785

Total Investment Companies
(Cost $9,228,120)		8,524,856

Short-Term Investments — 0.8%

Money Market Funds — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(c)(d)	51,923	51,923
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(c)	14,025	14,025
Total Short-Term Investments
(Cost $65,948)		65,948

Total Investments — 100.7%
(Cost $9,294,068)		8,590,804
Other Assets and Liabilities, Net — (0.7)%		(60,940)
Net Assets — 100.0%		$8,529,864

†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $67,106; total market value of collateral held by the Fund was $67,939. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $16,016.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2022.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	$19,188	$–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	95	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	16,168	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.33%	12/06/2023	Monthly	(151,298)	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	7,823	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	8,266	–
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	41,221	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	41,287	–
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	30,587	–
SPDR Bloomberg High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 2.28%	12/06/2023	Monthly	(70,839)	–
SPDR S&P 600 Small Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	1,890	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	78,473	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	10,785	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.08%	12/06/2023	Monthly	(41,004)	–
						$–

At July 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of July 31, 2022.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Investment Companies	$8,524,856	$–	$–	$8,524,856
Short-Term Investments:
Money Market Funds	65,948	–	–	65,948
Total Investments in Securities	8,590,804	–	–	8,590,804
Other Financial Instruments:(h)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$8,590,804	$–	$–	$8,590,804
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$–	$–	$–	$–

Schedule of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2022 (unaudited)

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2022	Value ($) at 07/31/2022
IQ Ultra Short Duration ETF	104	4,990	–	(1,706)	(42)	(12)	25	–	68	3,230